Income Tax Expense - Summary of Total Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Current tax expense income	€ (3,766)	€ (1,985)	€ (7,556)
Deferred tax liability asset	(575)	(350)	127
Total	(4,341)	(2,335)	(7,429)
Domestic [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(2,221)	(585)	(4,504)
Deferred tax liability asset	430	(387)	270
Foreign [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(1,545)	(1,400)	(3,052)
Deferred tax liability asset	€ (1,005)	€ 37	€ (143)